NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 aircraft	Dec. 31, 2023 USD ($) aircraft engine	Dec. 31, 2022 USD ($) aircraft engine	Dec. 31, 2021 engine aircraft	Dec. 31, 2020 aircraft
Non-Current Assets And Disposal Group Classified Held For Sale [Line Items]
Number of aircraft transferred to held for sale	0
Number of aircraft sold	1	1	3	5
Boeing 767
Non-Current Assets And Disposal Group Classified Held For Sale [Line Items]
Number of aircraft sold	1
Adjustments related to aircraft transactions | $		$ 3
Airbus 350
Non-Current Assets And Disposal Group Classified Held For Sale [Line Items]
Number of engines sold | engine		1	1	1
Airbus A319
Non-Current Assets And Disposal Group Classified Held For Sale [Line Items]
Number of aircraft transferred to held for sale	26
Number of aircraft sold	26
Adjustments related to aircraft transactions | $		$ 39	$ 345
Airbus 320
Non-Current Assets And Disposal Group Classified Held For Sale [Line Items]
Number of aircraft transferred to held for sale	6
Number of aircraft sold	6	2
Number of engines transferred | engine		8		8
Adjustments related to aircraft transactions | $		$ 9	$ 25
Non-current assets or disposal groups classified as held for sale
Non-Current Assets And Disposal Group Classified Held For Sale [Line Items]
Number of aircraft transferred to held for sale	9
Non-current assets or disposal groups classified as held for sale | Boeing 767
Non-Current Assets And Disposal Group Classified Held For Sale [Line Items]
Number of aircraft transferred to held for sale		1			11
Non-current assets or disposal groups classified as held for sale | Airbus 350
Non-Current Assets And Disposal Group Classified Held For Sale [Line Items]
Number of engines transferred | engine				3
Non-current assets or disposal groups classified as held for sale | Airbus A319
Non-Current Assets And Disposal Group Classified Held For Sale [Line Items]
Number of aircraft transferred to held for sale			28
Non-current assets or disposal groups classified as held for sale | Airbus 320
Non-Current Assets And Disposal Group Classified Held For Sale [Line Items]
Number of aircraft transferred to held for sale		6	6